COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 29, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 29, 2020 were as follows:

Fiscal year ending
February 2021	$22,729
February 2022	23,873
February 2023	19,451
February 2024	15,041
February 2025	10,514
Thereafter	16,015

Total	$107,623